Capital and financial risk management - Credit risk management (Details) - GBP (£) £ in Millions	24 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents and third-party financial derivatives | Impairment
Disclosure of risk management strategy related to hedge accounting [line items]
Expected credit losses during the year	£ 0
Credit risk
Disclosure of risk management strategy related to hedge accounting [line items]
Maximum exposure to credit risk	2,777	£ 2,441
Credit risk | HSBC Group
Disclosure of risk management strategy related to hedge accounting [line items]
Maximum exposure to credit risk	342
Credit risk | Citibank Group
Disclosure of risk management strategy related to hedge accounting [line items]
Maximum exposure to credit risk	£ 158
Credit risk | GSK LLC
Disclosure of risk management strategy related to hedge accounting [line items]
Maximum exposure to credit risk		310
Credit risk | GSK IHC Ltd
Disclosure of risk management strategy related to hedge accounting [line items]
Maximum exposure to credit risk		£ 158